Label	Element	Value
MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000356409_SupplementTextBlock	Morgan Stanley April 6, 2016 Supplement SUPPLEMENT DATED APRIL 6, 2016 TO THE PROSPECTUS OF Morgan Stanley U.S. Government Money Market Trust, dated May 29, 2015 (the "Fund")
Risk/Return [Heading]	rr_RiskReturnHeading	MORGAN STANLEY US GOVERNMENT MONEY MARKET TRUST
Risk [Heading]	rr_RiskHeading	The following is hereby added as the last sentence to the section of the Fund's Prospectus entitled "Fund Summary—Principal Risks":
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Risk Closing [Text Block]	rr_RiskClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.